UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          January 28,2005
Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   100

Form 13F information Table Value Total:   $419,169



List of Other Included Managers:







   12/31/2004
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2781   59,612                                        59612
ADELPHIA COMMUN.   COM   006848105            5   14,253                                        14253
ADOBE SYSTEMS      COM   00724F101         4483   71,457                                        71057
AIR PRODUCTS       COM   009158106          297    5,130                                         5130
AMERICAN EXPRESS   COM   025816109          202    3,580                                         3580
AMGEN              COM   031162100         5250   81,835                                        81835
ANHEUSER BUSCH     COM   035229103         4194   82,675                                        82675
AUTOMATIC DATA     COM   053015103         4039   91,075                                        91075
BANKAMERICA        COM   060505104         4830  102,786                                       102786
BANK OF NEW YORK   COM   064057102          538   16,096                                        16096
BAXTER INTL        COM   071813109          294    8,518                                         8518
BECTON DICKINSON   COM   075887109         2347   41,325                                        41325
BENIHANA           COM   082047200         6641  408,675                                       298675            110,000
BORDERS            COM   099709107         2668  105,050                                       105050
BROOKSTONE         COM   114537103         6087  311,337                                       177587            133,750
B P AMOCO          COM   055622104         1169   20,021                                        20021
CAPITAL AUTOMOTIV  COM   139733109        11334  319,045                                       224045             95,000
CARPENTER TECH     COM   144285103          521    8,912                                         8912
CERADYNE           COM   156710105         8751  152,960                                        74210             78,750
CHUBB              COM   171232101          230    2,994                                         2994
COCA COLA          COM   191216100          208    5,000                                         5000
CHEVRON/TEXACO     COM   166764100         2030   38,656                                        38656
C H ROBINSON       COM   12541W100          725   13,050                                        13050
CITIGROUP          COM   172967101         3826   79,413                                        79413
COLGATE            COM   194162103         1887   36,875                                        36875
CONAGRA            COM   205887102         1277   43,375                                        43375
CSX                COM   126408103         3705   92,450                                        92450

  COLUMN TOTALS                           80319

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         7238  290,800                                       188800             102,000
DOVER CORP         COM   260003108         3689   87,950                                        87950
DU PONT            COM   263534109          348    7,100                                         7100
DUKE ENERGY        COM   264399106          230    9,067                                         9067
EMBREX             COM   290817105         8508  641,650                                       468650             173,000
EDGE PETROLEUM     COM   279862106         7980  547,351                                       415351             132,000
EMERSON ELECTRIC   COM   291011104         3018   43,051                                        43051
EURONET WORLDWIDE  COM   298736109         2253   86,600                                        86600
GANNETT            COM   364730101         6589   80,650                                        80650
GENERAL DYNAMICS   COM   369550108         2799   26,760                                        26760
GENERAL ELECTRIC   COM   369604103        11561  316,742                                       316742
GENTEX             COM   371901109         8175  220,825                                       146725             74,100
GILLETTE           COM   375766102          779   17,400                                        17400
GLAXO HOLDINGS     COM   37733W105          402    8,493                                         8493
W W GRAINGER       COM   384802104         4405   66,125                                        66125
H J HEINZ          COM   423074103          988   25,336                                        25336
HERSHEY FOODS      COM   427866108         2485   44,738                                        44738
IBM                COM   459200101         1336   13,550                                        13550
INGERSOLL RAND     COM   456866102         3841   47,835                                        47835
IMAX CORP          COM   45245E109         8972 *********                                      787650            300,000
INTEL              COM   458140100         3054  130,589                                       130589
INTL GAME TECH     COM   459902102         4600  133,800                                       133800
JOHNSON & JOHNSON  COM   478160104         2677   42,205                                        42205
KENSEY NASH        COM   490057106        12796  370,575                                       239575             131,000
KIMBERLY CLARK     COM   494368103         3569   54,238                                        54238
LILLY, ELI         COM   532457108         3039   53,545                                        53545
LITHIA MOTORS      COM   536797103        10039  374,300                                       262700             111,600

  COLUMN TOTALS                          125370


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         6224  108,076                                       108076
LIVEPERSON         COM   538146101         2832  899,150                                       645150            254,000
MEADE INSTRUMENT   COM   583062104         3233  942,550                                       816550            126,000
MEDTRONIC          COM   585055106         6291  126,665                                       126665
McGRAW HILL        COM   580645109          934   10,200                                        10200
MELLON BANK        COM   58551A108         4072  130,900                                       130900
MERCK              COM   589331107         1380   42,932                                        42932
MICROSOFT          COM   594918104         3601  134,758                                       134758
MULTIMEDIA GAMES   COM   625435105          639   40,000                                        40000
3 M COMPANY        COM   885794101         4058   49,450                                        49450
PARKWAY PROP       COM   70159Q104         9580  188,768                                       129868              58,900
PENN NATL GAMING   COM   707569109        20884  344,904                                       249904              95,000
PEPSICO            COM   713448108         8365  160,254                                       160254
PERF. FOOD GROUP   COM   713755106         5490  204,016                                       138216              65,800
PFIZER             COM   717081103         4779  177,720                                       177720
PIXELWORKS         COM   72581M107         2920  257,500                                       137500             120,000
PNC FINANCIAL      COM   693475105          526    9,152                                         9152
PROCTOR & GAMBLE   COM   742181109         4221   76,626                                        76626
PUBLIC STORAGE     COM   74460D109          555    9,950                                         9950

  COLUMN TOTALS                           90584
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101        11223  305,549                                       265749              39,800
ROCK OF AGES       COM   772632105         2266  310,450                                       170950             139,500
SBC COMMUNICATION  COM   78387G103          504   19,570                                        19570
SCHERING PLOUGH    COM   806605101          485   23,250                                        23250
SARA LEE           COM   803111103          280   11,611                                        11611
SCHLUMBERGER       COM   806857108          516    7,700                                         7700
SKYWEST INC.       COM   830879102         4771  237,825                                       153575              84,250
S & P 500 INDEX D  COM   78462F103        17421  144,130                                       144130
STATE ST CORP      COM   857477103         1157   23,550                                        23550
STRYKER CORP       COM   863667101         1645   34,100                                        34100
SUNRISE ASSISTED   COM   86768K106          438    9,450                                         9450
SYSCO CORP         COM   871829107         5610  146,982                                       146982
TARGET             COM   87612E106         3547   68,300                                        68300
THOR INDUSTRIES    COM   885160101         8082  218,125                                       138125              80,000
TREX               COM   89531P105         6689  127,550                                        77550              50,000
UNION PACIFIC      COM   907818108          491    7,300                                         7300
UNITED HEALTH      COM   91324P102         3724   42,300                                        42300
UNITED TECHNOLOGI  COM   913017109         1950   18,871                                        18871
UNIVERSAL ELECT.   COM   913483103          953   54,175                                        54175
VERIZON            COM   92343V104         1301   32,111                                        32111
VENTIV HEALTH      COM   922793104         5753  283,100                                       170100             113,000
WACHOVIA           COM   929903102         4609   87,635                                        87635
WALGREEN           COM   931422109         7016  182,845                                       182845
WALMART            COM   931142103         6585  124,671                                       124671
WRIGLEY            COM   982526105         3713   53,670                                        53670
EXXON MOBIL        COM   30231G102        10215  199,278                                       199278
DENTSPLY INTL      COM   249030107        11952  212,665                                       212665
  COLUMN TOTALS                          122896
   FINAL TOTAL                         $419,169
